Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue from operations
Genetic testing services	$ 120,554	$ 9,864	$ 25,444
Less: cost of sales	(361,027)	(251,511)	(276,267)
Gross loss from operations	(240,473)	(241,647)	(250,823)
Other income	1,564,456	1,140,647	1,019,769
Selling and marketing expenses	(1,119,851)	(637,295)	(576,077)
General and administrative expenses	(4,158,319)	(4,058,557)	(3,830,198)
Laboratory, research and development costs	(3,109,383)	(2,477,578)	(2,360,762)
Finance costs	(14,049)	(14,823)	(20,031)
Other gains/(losses)		(5,522)	(407,482)
Loss from operations before income tax	(7,077,619)	(6,294,775)	(6,425,604)
Income tax expense
Loss for the year	(7,077,619)	(6,294,775)	(6,425,604)
Other comprehensive income/(loss)
Exchange gains/(losses) on translation of controlled foreign operations	(37,468)	(33,175)	23,668
Other comprehensive income/(loss) for the year, net of tax	(37,468)	(33,175)	23,668
Total comprehensive loss for the year	$ (7,115,087)	$ (6,327,950)	$ (6,401,936)
Loss per share (cents per share)
Basic and diluted net loss per ordinary share	$ (0.08)	$ (0.15)	$ (0.24)
Weighted-average shares outstanding	8,544,157,979	4,155,017,525	2,635,454,870